Other Assets - Schedule of Components of Other Assets (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Fixed assets, net		$ 19,322	$ 28,511
Accumulated depreciation on fixed assets		108,649	139,885
OneMain Holdings, LLC [Member]
Deferred tax asset		180,000,000	95,000,000
Fixed assets, net	[1]	167,000,000	179,000,000
Ceded insurance reserves		102,000,000	107,000,000
Prepaid expenses and deferred charges		97,000,000	59,000,000
Other investments	[2]	52,000,000	92,000,000
Current tax receivable	[3]	43,000,000	18,000,000
Cost basis investments		11,000,000	11,000,000
Escrow advance receivable		10,000,000	11,000,000
Real estate owned		4,000,000	8,000,000
Receivables related to sales of real estate loans and related trust assets	[4]	3,000,000	5,000,000
Other		19,000,000	26,000,000
Total		688,000,000	611,000,000
Accumulated depreciation on fixed assets		268,000,000	190,000,000
Mortgage loans on real estate, holdback provision receivable		$ 3,000,000	$ 5,000,000

[1]	Fixed assets were net of accumulated depreciation of $268 million at December 31, 2016 and $190 million at December 31, 2015.
[2]	Other investments primarily include commercial mortgage loans, receivables related to investments, and accrued investment income.
[3]	Current tax receivable includes current federal, foreign, and state tax assets.
[4]	Receivables related to sales of real estate loans and related trust assets reflect the remaining balances of holdback provisions as of December 31, 2016 and 2015.